Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	MFS SERIES TRUST VIII
Entity Central Index Key	0000819673
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 31, 2020
Document Effective Date	Jul. 31, 2020
Prospectus Date	Aug. 01, 2020
MFS® Income Fund | R6
Prospectus:
Trading Symbol	MFIWX
MFS® Income Fund | I
Prospectus:
Trading Symbol	MFIIX
MFS® Income Fund | C
Prospectus:
Trading Symbol	MIOCX
MFS® Income Fund | B
Prospectus:
Trading Symbol	MIOBX
MFS® Income Fund | A
Prospectus:
Trading Symbol	MFIOX